Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	TOP IMAGE SYSTEMS LTD
Entity Central Index Key	0001021991
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	11,641,758
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,223	$ 2,090
Restricted cash (Note 10c)	212	20
Trade receivables (net of allowance for doubtful accounts of $ 146 and $ 49 at December 31, 2011 and 2012, respectively)	8,618	4,631
Deferred tax assets (Note 11)	785
Other accounts receivable and prepaid expenses (Note 4)	737	637
Total current assets	12,575	7,378
LONG-TERM ASSETS:
Severance pay fund	1,577	1,299
Restricted deposits (Note 10c)	381	499
Non-current Deferred tax assets	438
Long-term deposits and long-term assets (Note 10a)	66	84
Property and equipment, net (Note 5)	377	485
Intangible assets, net (Note 6)		11
Goodwill (Note 7)	6,121	5,842
Total long-term assets	8,960	8,220
Total assets	21,535	15,598
CURRENT LIABILITIES:
Trade payables	684	351
Deferred revenues	1,467	2,084
Accrued expenses and other accounts payable (Note 8)	2,750	2,480
Total current liabilities	4,901	4,915
LONG-TERM LIABILITIES:
Accrued severance pay	1,808	1,543
Total long-term liabilities	1,808	1,543
COMMITMENTS, CONTINGENCIES LIBILITIES AND CHARGES (Note 10)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 125,000,000 shares at December 31, 2011 and 2012; Issued and outstanding: 10,873,558 and 11,641,758 shares at December 31, 2011 and 2012, respectively	129	121
Additional paid-in capital	36,033	34,118
Accumulated other comprehensive loss	(1,530)	(1,450)
Accumulated deficit	(19,806)	(23,649)
Total shareholders' equity	14,826	9,140
Total liabilities and shareholders' equity	$ 21,535	$ 15,598

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 49		$ 146
Ordinary shares, par value per share		0.04		0.04
Ordinary shares, shares authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, shares issued	11,641,758	11,641,758	10,873,558	10,873,558
Ordinary shares, shares outstanding	11,641,758	11,641,758	10,873,558	10,873,558

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 13):
Products	$ 15,303	$ 14,049	$ 9,165
Services	16,027	14,624	12,597
Total revenues	31,330	28,673	21,762
Cost of revenues:
Products	1,218	1,670	803
Services	10,771	9,514	7,547
Total cost of revenues	11,989	11,184	8,350
Gross profit	19,341	17,489	13,412
Operating costs and expenses:
Research and development, net	2,609	1,976	1,647
Selling and marketing	8,733	7,748	6,160
General and administrative	5,087	4,383	3,845
Total operating costs and expenses	16,429	14,107	11,652
Operating income	2,912	3,382	1,760
Financial expenses , net (Note 15)	191	911	2,190
Other income (expenses), net		4	(6)
Income (loss) before taxes on income	2,721	2,475	(436)
Taxes on income (expenses) (Note 11)	1,122	(125)	(24)
Net income (loss)	3,843	2,350	(460)
Net earnings (loss) per share (Note 14):
Basic	$ 0.34	$ 0.23	$ (0.05)
Diluted	$ 0.31	$ 0.21	$ (0.05)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(80)	(275)	(498)
Comprehensive income (loss)	$ 3,763	$ 2,075	$ (958)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data		Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009		$ 5,030	$ 102	$ 31,144	$ (677)	$ (25,539)
Balance, shares at Dec. 31, 2009			9,325,638
Issuance of Ordinary shares in conjunction with consulting services (Note 12a)		79	1	78
Issuance of Ordinary shares in conjunction with consulting services (Note 12a), shares			75,000
Change in foreign currency translation adjustments, net	[1]	(498)			(498)
Net profit (loss)		(460)				(460)
Stock-based compensation expenses		141		141
Balance at Dec. 31, 2010		4,292	103	31,363	(1,175)	(25,999)
Balance, shares at Dec. 31, 2010			9,400,638
Exercise of Warrants and stock options		62	1	61
Exercise of Warrants and stock options, shares			47,920
Issuance of Ordinary shares and Warrants, net (Note 12f)	[2]	2,497	17	2,480
Issuance of Ordinary shares and Warrants, net (Note 12f), shares	[2]		1,425,000
Change in foreign currency translation adjustments, net	[1]	(275)			(275)
Net profit (loss)		2,350				2,350
Stock-based compensation expenses		214		214
Balance at Dec. 31, 2011		9,140	121	34,118	(1,450)	(23,649)
Balance, shares at Dec. 31, 2011		10,873,558	10,873,558
Exercise of Warrants and stock options		764	5	759
Exercise of Warrants and stock options, shares		382,833	518,200
Issuance of Ordinary shares in conjunction with consulting services (Note 12a)		813	3	810
Issuance of Ordinary shares in conjunction with consulting services (Note 12a), shares			250,000
Change in foreign currency translation adjustments, net	[1]	(80)			(80)
Net profit (loss)		3,843				3,843
Stock-based compensation expenses		346		346
Balance at Dec. 31, 2012		$ 14,826	$ 129	$ 36,033	$ (1,530)	$ (19,806)
Balance, shares at Dec. 31, 2012		11,641,758	11,641,758

[1]	As of December 31, 2012, 2011 and 2010 includes only foreign currency translation adjustments balances, net of taxes.
[2]	Net of issuance expenses in the amount of $ 353

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance costs associated with issuance of Ordinary shares and Warrants	$ 353

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 3,843	$ 2,350	$ (460)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation expenses	346	214	141
Stock-based compensation expenses to shares granted to consultant	813		79
Depreciation and amortization	240	253	259
Accrued severance pay, net	(13)	26	(45)
Loss (gain) from disposal of property and equipment, net			(1)
Erosion of non-dollar linked restricted cash and long term assets	17	(1)	10
Increase in deferred tax assets	(1,223)
Decrease in trade receivables, net	(4,190)	(247)	1,077
Increase in fair value of convertible debentures		741	2,119
Decrease (increase) in other accounts receivable and prepaid expenses	(73)	(116)	36
Increase (decrease) in trade payables	323	38	(355)
Increase (decrease) in deferred revenues	(694)	526	338
Increase (decrease) in accrued expenses and other accounts payable	202	585	(684)
Net cash provided by (used in) operating activities	(409)	4,369	2,514
Cash flows from investing activities:
Advance payment for sale of affiliate			369
Decrease (increase) in restricted deposits	(65)	(261)	362
Purchase of property and equipment	(119)	(250)	(153)
Decrease in short-term deposits, net			73
Increase in long-term deposits		(6)	(7)
Net cash provided by (used in) investing activities	(184)	(517)	644
Cash flows from financing activities:
Proceeds from exercise of Warrants and stock options	764	62
Proceeds from Issuance of Ordinary shares, net of issuance expenses		2,521
Payment of accrued issuance expenses	(20)
Decrease in short-term bank loans, net			(114)
Payment for repurchase convertible debentures tender		(551)
Repurchase of convertible debenture		(3,569)
Repayment of convertible debentures		(1,945)	(4,092)
Net cash provided by (used in) financing activities	744	(3,482)	(4,206)
Effect of exchange rate on cash and cash equivalent balances	(18)	(43)	(55)
Increase (decrease) in cash and cash equivalents	133	327	(1,103)
Cash and cash equivalents at the beginning of the year	2,090	1,763	2,866
Cash and cash equivalents at the end of the year	2,223	2,090	1,763
Cash paid during the year for:
Tax	152	66	55
Interest		4	83
Non- cash activities:
Accrued ordinary shares issuance expenses	$ 4	$ 24

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Business and organization:

Top Image Systems Ltd. and its subsidiaries (collectively the "Company" or "TIS") are engaged in the development and marketing of a variety of information recognition systems and technologies and automated document capture solutions for the efficient flow of information within and between organizations. The Company's software minimizes the need for manual data entry by automatically capturing, reading, understanding, identifying, processing, classifying and routing the information contained in documents, increasing data capture accuracy and the rate of information processing.

The Company operates in one reportable segment and its revenues are mainly derived from the sale of its products, professional services, maintenance and technical support.

As for information regarding the major customers of the Company see Note 13c.

The Company's shares are traded on The NASDAQ Stock Market LLC in the United States and on the Tel-Aviv Stock Exchange ("TASE").

b.	The Company's main marketing and sales activities are conducted through its subsidiaries in the United States, the United Kingdom, Germany, Japan and Singapore.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP"), applied on a consistent basis, as follows:

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. As applicable to these consolidated financial statements, the most significant estimated and assumptions are employed in estimates used in determining values of intangible assets, stock-based compensation costs, financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy , allowance for doubtful accounts, income taxes and valuation allowance and contingent liabilities . Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profit from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

c.	Financial statements in United States dollars:

A substantial portion of the Company's costs is incurred in U.S. dollars ("dollars"). Some of the revenues of the Company are generated in dollars". The majority of the Company's financing is in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Related translation adjustments are recorded as a separate component of accumulated other comprehensive income in changes in shareholders' equity.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

e.	Restricted deposits:

Restricted cash is primarily invested in short term and long term deposits. For more information refer to Note 10c.

f.	Long-term assets:

Consist mainly of long-term prepaid expenses for motor vehicle and office leasing.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 10 (mainly 10 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

h.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the asset (asset group). If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The loss is allocated to the long-lived assets of the Company on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the Company will not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable.

During 2010, 2011 and 2012, no impairment losses had been identified for property and equipment.

i.	Goodwill and Intangible assets:

Goodwill is measured as the excess of the cost of an acquired company over the sum of the amounts assigned to tangible and identifiable intangible assets acquired less liabilities assumed. Goodwill is not amortized, but rather reviewed for impairment at least annually at the reporting unit level.  The Company has elected to perform its analysis of goodwill at the end of the fourth quarter of the year, or more frequently if impairment indicators are present. The goodwill impairment test under ASC 350, "Intangible, Goodwill and Other", involves a two-step approach. Under the first step, the Company determines the fair value of each reporting unit to which goodwill has been assigned. The Company operates in one operating segment, and this segment comprises its only reporting unit.

The Company estimates the fair value of the reporting unit by using discounted cash flows and market capitalization. Significant estimates used in the evaluation include estimates of future cash-flows, future short-term and long-term growth rates, and weighted average cost of capital for the reporting unit.

In accordance with ASC 350,  if the fair value of the reporting unit exceeds the carrying value, no impairment loss is recognized. If the carrying value exceeds the fair value, the goodwill of the reporting unit is considered potentially impaired and it is reduced to its implied fair value through an adjustment to the goodwill balance, resulting in an impairment charge. During 2010, 2011 and 2012, no impairment losses were identified.

Intangible assets are comprised of acquired technology, customer relations, brand name, and domain name. Definite-lived intangible assets are amortized using the straight-line method over their estimated useful life. Acquired technology, customer relations, brand name and domain name are amortized on a straight-line basis over a period of 4 to 5 years.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2010, 2011 and 2012, no impairment losses were identified.

j.	Convertible debentures:

The Company adopted ASC 825, "Financial Instruments" as of the beginning of 2008 and irrevocably elected to apply the fair value option to its convertible debentures. The primary reasons for electing the fair value option were simplification and cost-benefit considerations as well as expansion of use of fair value measurement consistent with the FASB's long-term measurement objectives for accounting for financial instruments. The fair value of the debentures is determined according to its quoted market price in TASE.

As of December 31, 2012, the Company doesn't have convertible debentures.

k.	Investments in affiliates:

The Company uses the cost method of accounting for its investments in investees over which it does not exercise significant influence. Under the cost method of accounting, investments are carried at cost and are only adjusted for other-than-temporary declines in fair value and distributions of earnings.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable.

The Company holds, through one of its subsidiaries, 23.37% in Asiasoft Hong Kong Ltd ("AS HK"). AS HK is a Hong Kong registered company which sells computer software, peripherals and provides software related services.

In 2009, The Company determined that it is unable to recover the carrying amount of the investments in AS HK and accordingly the Company written off the investment.

During 2010, AS HK signed an agreement to sell its activity to another company for total consideration between $ 1,300 and $ 1,900 which will be determined based on certain conditions as described in the agreement. In December 2010, the Company received an advance in the amount of $ 369. As of December 31, 2012 the Company did not receive additional payment and the sell was not completed. Accordingly, the advance payment is recorded in other account payable.

Until May 2011 the Company also held through ASG 30% in Asiasoft (M) Sdn Bhd ("AS M"), a Malaysian registered company which sells information system products and related services.

In 2009, The Company determined that it is unable to recover the carrying amount of the investments in AS M and accordingly the Company written off the investment.

During May 2011 the Company decided to waive its holding in AS M and transferred its holdings for no proceed to another party. Due to the fact that the investment book value was amounted to $ 0 at the time no gain or loss was recorded in connection with this transaction.

l.	Revenue recognition:

The Company derives its revenues mainly from sales of products and services. Product revenues include mainly sales of software Revenues from services include maintenance and technical support, consulting and training.

The Company accounts for software sales in accordance with ASC 985-605, "Software Revenue Recognition ". ASC 985-605 generally requires revenues earned from software arrangements involving multiple elements to be allocated to each element based on the relative fair values of the elements determined by the vendor's specific objective evidence ("VSOE") of fair value. Revenues are allocated under the "residual method" when VSOE of fair value exists for all undelivered elements and VSOE of fair value does not exist for all of the delivered elements, and when all ASC 985-605 criteria for revenue recognition are met.

Revenue from license fees is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

Maintenance and support revenue are deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

Arrangements that include professional services is evaluated to determine whether those services are essential to the functionality of other elements of the arrangement.

The VSOE of fair value of the undelivered elements (maintenance and support) included in multiple element arrangements is determined based on the price charged for the undelivered element when sold separately or renewed.

For non-typical hardware sales, included in software arrangements, in 2011, the Company adopted, on a prospective basis, the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2009-13, Topic 605 - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13").  ASU 2009-13 changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. The adoption did not have a significant impact on the Company's net revenues for the year ended December 31, 2011, than the net revenues that would have been recorded under the previous accounting rules.

Amounts recognized as revenue in advance of contractual billing are recorded as unbilled receivables.

Deferred revenues represent unearned amounts received under technical support and maintenance arrangements that are paid by customers and not yet recognized as revenues.

The Company generally does not grant a right of return to its customers.

m.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20 requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the products are ready for general releases were insignificant. Therefore, all research and development costs have been expensed.

n.	Royalty and non-royalty bearing grants:

Royalty-bearing grants from the Government of Israel for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction in research and development costs.

Grants are only recognized once there is reasonable assurance that the Company will comply with conditions attached to the grant and the grant will be received. Such grants are recorded as a reduction on related research and development costs since, when received, those are not probable to be repaid.

o.	Accounting for share-based compensation:

At December 31, 2012, the Company has one stock-based employee compensation plan, which is described more in Note 12.

The Company accounts for equity-based compensation in accordance with FASB ASC No. 718, "Stock Compensation" ("ASC 718").  ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of Comprehensive income.

The Company recognizes compensation expenses for the value of its awards (that carry no market or performance conditions), which have graded vesting based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Monte-Carlo option-pricing model. The Monte-Carlo Simulation for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. The expected life of employee stock options is a derived output of this assumption from the Monte-Carlo Simulation.

Expected volatility is based upon actual historical stock price movements over the most recent periods. Expected volatility is calculated as of the grant dates for different periods, since the Monte-Carlo Simulation is used for different expected volatilities for different periods.

The Company has historically not paid dividends. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term and calculated for different periods that are in line with the expected volatility periods.

The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:

	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0.08%	0%
Expected volatility	70.82%	67.8%-68.13%	64.1%
Risk-free interest rate	2.4%	1.89%-1.97%	1%
Contractual term of up to	9 years	10 years	10 years
Suboptimal exercise multiple- employees	2.30	1.62	1.62
Suboptimal exercise multiple- management	2.59	2.35	-

During the years ended December 31, 2010, 2011 and 2012, the Company recognized share-based compensation expense related to employee stock options in the amount of $ 141, $ 214 and $ 346, respectively, as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$-	$-	$64
Research and development, net	-	6	23
Selling and marketing	-	28	57
General and administrative	141	180	202

Total share-based compensation expense	$141	$214	$346

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. Accordingly, the Company uses Geometric Brownian Motion Model valuation in a Monte Carlo simulations measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

p.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings (loss) per share because such securities are anti-dilutive for 2010, 2011 and 2012. The weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss)   per share was, 1,721,505, 246,662 and 19,500 for the years ended December 31, 2010, 2011 and 2012, respectively.

q.	Income taxes:

The Company account for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC No. 740 "Income Taxes". This accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements, under which a Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

r.	Concentrations of credit risk:

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and trade receivables.

The Company's cash, cash equivalents and restricted deposits are invested primarily in deposits with major banks worldwide; however, such cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, low credit risk exists with respect to these investments.

Trade receivables of the Company are derived from sales to customers located primarily in the U.S., Europe, Japan, and the Far East. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

s.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $ 147, $ 229 and $ 167, respectively.

t.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables and other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3 -
Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

u.	Comprehensive income:

The Company accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its item of comprehensive income (loss) relate to foreign currency translation adjustments.

The Company presents total comprehensive income (loss) in accordance with ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05") and ("ASU") No. 2011-12, Topic 220 - Comprehensive Income ("ASU 2011-12"). ASU 2011-05 requires an entity to present, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Company chose to present the components of net income and other comprehensive income in a single continuous statement of comprehensive income.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

The Company measures its convertible debt at fair value on a recurring basis. Convertible debt is classified within Level 1, since this liability is valued using quoted market price in an active market (see Note 9). As of December 31, 2011 and 2012 there are no outstanding amounts related to convertible debentures.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2012

Government authorities	$57	$134
Prepaid expenses	371	438
Rent and motor leasing deposits	74	71
Others	135	94

	$637	$737

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

	December 31,
	2011	2012

Cost:

Computers and peripheral equipment	$1,857	$1,456
Office furniture and equipment	1,031	1,041
Leasehold improvements	146	92

	3,034	2,589
Accumulated depreciation:

Computers and peripheral equipment	1,653	1,316
Office furniture and equipment	783	820
Leasehold improvement	113	76

	2,549	2,212

Depreciated cost	$485	$377

Depreciation expenses amounted to $ 215, $ 207 and $ 229 for the years ended December 31, 2010, 2011 and 2012, respectively.

During 2011 and 2012, the Company recorded a reduction of $ 0 and $ 578, respectively, to the cost and accumulated depreciation of fully depreciated equipment no longer in use.

As to charges, see Note  10b.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2012 arose from the acquisition of the business of one of the Company's subsidiary in April 2007.

a.	Identifiable intangible assets:

Customer relations

Balances as of January 1, 2011	$55

Amortization during the year 2011	(46)
Foreign currency translation adjustments	2

Balances as of December 31, 2011	11

Amortization during the year 2012	(11)

Balances as of December 31, 2012	$-

b.	Amortization expenses amounted to $ 44, $ 46 and $ 11 for the years ended December 31, 2010, 2011 and 2012, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2012 are as follows:

Balance as of January 1, 2011	$5,870

Foreign currency translation adjustments	(28)

Balance as of December 31, 2011	5,842

Foreign currency translation adjustments	279

Balance as of December 31, 2012	$6,121

ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE
NOTE 8:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2011	2012

Employees and payroll accruals	$253	$342
Government authorities	640	303
Accrued vacation pay	147	169
Advance on account of sale of an affiliate	369	369
Accrued expenses	1,071	1,418
Other	-	149

	$2,480	$2,750

CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE DEBENTURES [Abstract]
CONVERTIBLE DEBENTURES
NOTE 9:-	CONVERTIBLE DEBENTURES

In December 2006, the Company issued an aggregate amount of $ 14,780 in convertible debentures at a discount of 4% by way of public offering on the Tel-Aviv Stock Exchange ("TASE"). The convertible debenture terms include an offering of 112,500 units of NIS 528 par value each, linked to U.S. dollar with a floor on the NIS/U.S. dollar exchange rate (i.e., if the exchange rate were to be lower than the rate at issuance date, the liability would be the NIS amount at the issuance date) and carry an annual interest rate of 6 months LIBOR minus 0.3% ("Original Rate"). The debentures' principal was repaid in 4 annual installments commencing December 31, 2009, and the interest was payable semi-annually commencing June 30, 2007 ("Original Debenture").

The debentures could be converted into Ordinary shares of the Company at a ratio of NIS 20.3 par value for each Ordinary share (subject to adjustments). The Company had the right to force the conversion on the debenture holders, when and if its share fair market value reached NIS 25.5 in the last 30 trading on the TASE on or after October 1, 2009.

As a result of adopting the Fair Value option of ASC 825 for measuring financial instruments, starting January 1, 2008, the Company recorded financial expenses in the amount of $ 2,119, $ 741 and $ 0 for the years ended December 31, 2010, 2011 and 2012, respectively.

In 2008 and 2009, the Company purchased $ 2,650 par value (NIS 10,076 thousand par value) and $ 1,970 par value (NIS 7,436 thousand par value) of its outstanding convertible debentures for $ 1,376 and $852, respectively. No gains or losses were recorded as a result of such purchase as the debt is presented at fair value.

In January 2010, the Company reached settlement principles with the debenture holders. These principles were approved at a debenture's holders' meeting on January 14, 2010. The amendment of the debenture's trust note ("Trust Note Amendment") was subsequently approved by the debenture holders on November 24, 2010 and by the Tel Aviv District Court on December 13, 2010, and became effective on December 31, 2010.

In June 2011, the Company repaid debentures for NIS 3,169 thousand ($ 925) thereby reducing the outstanding principal balance to NIS 19,013 thousands ($ 5,567).

On August 1, 2011, NIS 2,045 thousands par value repurchase offers were received and accepted, thereby reduced the outstanding principal balance to NIS 16,968 thousands ($ 4,969).

During August 2011, the Company purchased $ 4,280 par value (NIS 13,182 thousand par value) of its outstanding convertible debentures for $ 3,569. No gains or losses were recorded as a result of such purchase as the debt was presented at fair value.

In September 2011, the Company offered repayment of the entire remaining outstanding amount of debentures (NIS 3,786 thousands per value) at the full value of the debenture, which is equivalent to 1 NIS par value. On October 2, 2011, the Company paid to all the remaining debenture holders 1 NIS par value, equivalent to 100% of the debentures' value for $ 1,020.

As of December 31, 2011 and 2012 there is no outstanding amount with respect to the above mentioned debenture.

COMMITMENTS, CONTINGENCIES AND CHARGES	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES AND CHARGES [Abstract]
COMMITMENTS, CONTINGENCIES AND CHARGES
NOTE 10:-	COMMITMENTS, CONTINGENCIES AND CHARGES

a.	Commitments:

1.
With respect to the participation of the Israeli Government in software research and development costs, the Company is committed to pay to the Government royalties at the rate of 3%-3.5% of revenues from sale of its iCMR  software, up to a maximum of 100% of the amount of participation received, linked to the dollar, plus interest at the LIBOR rate.

The Company's total outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued, amounted to $ 80 and $183 as of December 31, 2011 and 2012 respectively.

2.	The Company has entered into non cancelable operating lease agreements for the lease of motor vehicles. The leasing deposits are presented in the long-term deposits and other account receivables.

The Company's facilities are leased under non cancelable operating lease agreements, which expire on various dates, the latest of which is in 2016.

As of December 31, 2012, the Company is required to make the following minimum lease payments under operating leases for its motor vehicles and facilities:

2013	$975
2014	639
2015	452
2016	236

Total	$2,302

Rental expenses for motor vehicles and facility rental expenses amounted to $ 958, $ 1,060 and $ 1,167 for the years ended December 31 2010, 2011 and 2012, respectively.

3.	Starting from 2011, the Company has a revolving line of credit with an Israeli bank ("the bank") for total borrowing of up to $ 600, based on several conditions and financial covenants.

Interest rate variable at a rate of Libor + 4% .The actual Libor interest rate at December 31, 2011 and 2012 was 0.15% and 0.167% respectively.

As part of the line of credit agreement, the Company created a floating charge on all of its assets as security for repayment of any amounts that might be due to the bank under the line of credit Agreement. These charges will remain in place as security for the repayment of amounts under the line of credit Agreement.

During 2011 and 2012, the Company did not use the line of credit and therefore no interest expenses have been recorded in regards.

As of December 31, 2012, the Company was in compliance in all respects with all the conditions and the covenants in the line of credit Agreement.
Subsequent the balance sheet date the Company began to utilize the credit line

b.	Charges:

1.
To secure compliance with the conditions related to the Company's "Approved Enterprise" status, the Company registered a floating charge on equipment and other assets. The charge is unlimited in amount and it may not be further pledged or transferred without the prior consent of the beneficiaries.

2.
To secure revolving credit facilities and guarantees from a bank, the Company recorded a floating charge on its plant, assets and rights and fixed charges on its unpaid share capital and its goodwill in favor of this bank (see also note 10a).

c.	Guarantees:

1.	The Company has secured some of its lease agreements by a bank guarantee in the amount of $ 216.

2.	The Company provided certain customers and vendors with a $ 409 bank guarantee.

d.	Legal proceedings:

On September 25, 2012, a lawsuit have been lodged against the Company and one of its subsidiary by Mitek Systems, Inc. ("Mitek") for alleged infringement on United States patents. No discovery has been taken and a trial is scheduled for December 8, 2014.

The lawsuit relates to technology used in the Company's MobiCHECK software (one of the Company mobile products). Mitek is seeking a declaration of infringement, damages, and other amounts.

The Company believes that Mitek's claim is without merit and intends to defend itself against this lawsuit. Management cannot predict the outcome of the lawsuit nor can they make any estimate of the amount of damages; therefore, no provision has been made with respect to the lawsuit.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 11:-	TAXES ON INCOME

a.	Israeli income taxes:

1.	Measurement of taxable income:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

2.	The Law for the Encouragement of Capital Investments, 1959 ("the Investment Law"):

In 1990, the production facilities of the Company were granted the status of an "Approved Enterprise" under the Investment Law. In 1991, 1999, 2000, expansion programs were granted the status of "Approved Enterprise" (established plan). According to the provisions of the Law, the Company has elected the alternative package of benefits - and has waived Government grants in return for tax benefits.

According to the provisions of the Investment Law, the Company's income is tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rate of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as a "Benefited Enterprise", such as provisions generally requiring that at least 25% of the "Privileged Enterprise's" income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

However, the Amendment provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Investment law as they were on the date of such approval. Therefore, investment programs that obtained approval for Approved Enterprise status prior to enactment of the Amendment will continue to be subject to the old provisions of the Investment Law.

The period of tax benefits for a new Benefited Enterprise commences in the "Year of Commencement," which is the later of: (1) the year in which taxable income is first generated by the company, or (2) the year of election.

The entitlement to the above benefits is contingent upon the fulfillment of the conditions stipulated in the Amendment and regulations published there under. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI. As of December 31, 2012, management believes that the Company is meeting the aforementioned conditions.

The Company elected 2009 as a year of election under the Amendment. The Amendment entitles the Company to a corporate tax exemption for a period of two years and to a reduced corporate tax rate of 10% - 25% (based on the percentage of foreign ownership) for an additional period up to eight years from the first year it has taxable income.

If the Company pays a dividend out of income derived from the Approved and Privileged Enterprise during the tax exemption period, it will be subject to corporate tax in respect of the gross amount distributed, including any taxes thereon, at the rate which would have been applicable had it not enjoyed the alternative benefits, generally 10%-25%, depending on the percentage of the Company's Ordinary shares held by foreign shareholders. As of December 31, 2012, the accumulated deficit of the Company does not include tax-exempt profits earned by the Company's "Approved Enterprise" and "Benefited Enterprise".

Income from sources other than the Approved and Benefited Enterprises during the benefit period will be subject to tax at the regular corporate tax rate.

In January 2011, the Knesset passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, for amendment of the Investment Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Investment Law were cancelled and a flat tax rate would apply to the Company's entire preferred income. The Company will be able to opt to apply the amendment (the waiver is non-recourse) and from then on it will be subject to the amended tax rates that are:

2011 and 2012 - 15% (in development area A - 10%),
2013 and 2014 - 12.5% (in development area A - 7%)
2015 and thereafter - 12% (in development area A - 6%)

The Company may choose not to apply the above amendment, in which case the Company will remain subject to the Investment Law as in effect prior to the 2011 amendment until the expiration of the Company's current investment programs. The Company is examining the possible effect of the amendment on the financial statements, if at all.

3.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company believes it meets all the criteria to be classified as an "industrial company", as defined by the Encouragement law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Inflationary Adjustments Law, the right to claim public issuance expenses and amortization of patents and other intangible property rights as a deduction for tax purposes.

4.	Corporate tax rates:

Taxable income of Israeli companies is subject to tax at the rate of 25%, 24% and 25% in 2010, 2011 and 2012, respectively.

5.	The According to section 145 of the Israeli Tax Ordinance the Company's tax assessments till and include the year 2007 are considered as final assessments.

b.	Carryforward losses:

As of December 31, 2012, Top Image systems Ltd. has accumulated net operating losses and capital losses in the amount of $ 4,007 and $ 1,890, respectively. The losses can be carryforward against relevant taxable income for an indefinite period. As of December 31, 2012, the Company recorded a deferred tax asset of $ 1,002 in respect of such carryforward tax business losses.

As of December 31, 2012, the subsidiaries had operating losses carryforwards for tax purposes in the amount of $ 9,933.

As of December 31, 2012, the U.S. subsidiary had U.S. Federal and State net operating losses carryforwards of approximately $ 2,976, which can be carried forward and offset against taxable income for 2 to 9 years. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state law provisions. As a result Company's management believes that annual limitations may result in the expiration of net operating losses before utilization.

Operating losses carryforwards of its subsidiaries in Singapore, Japan and UK in the total amount of $ 3,550, $ 2,544 and $ 863, respectively, as of December 31, 2012, can be carried forward indefinitely.

c.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. The Company has not made any provisions relating to undistributed earnings of the Company's foreign subsidiaries since the Company has no current plans to distribute such earnings. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

d.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$(1,055)	$1,223	$1,670
Foreign	619	1,252	1,051

	$(436)	$2,475	$2,721

e.	Taxes on income are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Current taxes	$(24)	$(125)	$(101)
Deferred taxes	-	-	1,223

	$(24)	$(125)	$1,122

Domestic	$-	$-	$1,223
Foreign	(24)	(125)	(101)

	$(24)	$(125)	$1,122

f.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2012

Carryforward losses (1)	$3,637	$3,891
Intangible assets	66	31
Research and development expenses	168	124
Accrued severance pay	29	28
Accrued vacation pay	15	38

Net deferred tax assets before valuation allowance	3,915	4,112
Valuation allowance	(3,915)	(2,889)

Net deferred tax assets	$-	$1,223

(1)	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010 and 2011).

	December 31,
	2011	2012
Domestic:
Current deferred tax asset, net	$-	$785
Non-current deferred tax asset, net	-	438

	$-	$1,223

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized.

Based on a consideration of these factors, the Company has established a valuation allowance of $ 3,915 and $ 2,889 at December 31, 2011 and 2012, respectively.

The Company does not have a provision for Israeli income taxes on the undistributed earnings of its international subsidiaries since the Company intends to indefinitely reinvest these earnings outside Israel.

g.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the statement of operations is as follows:

	Year ended December 31,
	2010	2011	2012

Income (loss) before taxes, as reported in the consolidated statements of operations	$(436)	$2,475	$2,721

Statutory tax rate	25%	24%	25%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(109)	$594	$680
Income tax at rate other than the Israeli statutory tax rate	14	29	4
Tax advances and non-deductible expenses including equity based compensation expenses	699	278	349
Deferred taxes on losses and other differences	-	-	(1,223)
Difference between financial statements measurement of income and tax basis	(183)	(165)	(347)
Utilization of operating losses carry forward from prior years for which deferred taxes were not created	(433)	(625)	(636)
Taxes in respect to prior years	36	14	43
Other individually immaterial income tax item	-	-	8

Actual tax expense (benefit)	$24	$125	$(1,122)

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect of deferred taxes relating to accumulated net operating losses carried forward among the various subsidiaries worldwide due to the uncertainty of the realization of such deferred taxes, the effect of the "Approved Enterprise" and undetectable expenses related to option expenses and other equity benefits.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.
In February 2010, the Company issued 75,000 of its Ordinary shares to one of its consultant for services received during 2010. The shares were locked up for a period of nine months from the date they were issued. The shares were fully vested when granted.

b.
In April, May and August 2012, the Company issued 250,000 of its Ordinary shares to one of its consultant for services received during 2012. The shares were fully vested when granted. The shares were locked up for a period of nine months from the date they were issued.  In connection with the grants, the Company recorded during 2012, compensation expenses in the amount of $813.

c.	Employee Stock Option Plan (2003):

The Employee Stock Option Plan (2003) ("the ESOP 2003") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In May 2004 and in December 2006, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 650,000 and 700,000 Ordinary shares, respectively, pursuant to the ESOP 2003.

As of December 31, 2012, 1,290,841 options are outstanding. All the options have an exercise price between $ 1.30 and $ 4.27 per share.

As of December 31, 2012, an aggregate amount of 53,182 options is still available for future grant under of the above mentioned plan.

d.	Options to employees, management and directors:

1.
On June 21, 2011, the board of directors approved the grant of options to purchase 140,000 Ordinary shares to several officers, at an exercise price of $ 2.2. One third will be exercisable immediately, one third will be exercisable in one year, and one third will be exercisable in two years.

2.
On December 14, 2011, the board of directors approved the grant of an option to purchase 402,000 Ordinary shares to several employees, at an exercise price of $ 2.25. One third will be exercisable in one year, one third will be exercisable in two years, and one third will be exercisable in three years.

The following is a summary of the Company's stock options granted among the various plans:

	Year ended December 31, 2012
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,689,480	$1.80	8.26	-
Granted	15,000	$4.27	-	-
Exercised	(382,833)	$1.41	-	-
Forfeited	(30,806)	$2.28	-	-

Outstanding at the end of the year	1,290,841	$1.93	7.86	$1,930

Exercisable at the end of the year	985,494	$1.82	7.50	$1,582

Vested and expected to vest at end of year	985,494	$1.82	7.50	$1,582

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. This amount changes based on the fair market value of the Company's stock. As of December 31, 2012, there was $ 303 unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

The weighted average grant date fair values of options granted during 2011 and 2012 were $ 1.17 and $ 1.85, respectively.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2012	life (years)	price	2012	exercisable

$ 1.30	405,305	5.45	$1.30	405,305	$1.30
$ 2.11 - $ 2.25	864,036	8.99	$2.18	568,689	$2.15
$ 2.64 - $ 4.27	21,500	7.78	$4.03	11,500	$3.82

	1,290,841	7.86	$1.93	985,494	$1.82

e.	Dividends:

Dividends may be paid by the Company only out of the Israeli company's earnings and other surpluses in Israeli currency as defined in the Companies Law as of the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in NIS. No dividends were declared in the periods presented.

f.	Private placement transaction

On June 6, 2011, the Company entered into a Securities Purchase Agreement (the "SPA") with several shareholders (the "Investors"), pursuant to which the Company  issued to the investors 1,425,000 ordinary shares of NIS 0.04 par value each, at a price per share of $2.00 each, for proceed  of $2,497, net of issuance expenses in the amount of $353.

As part of private placement transaction under the SPA, the Company granted its Investors and its agents, for no additional consideration, warrants to purchase additional 441,750 of the Company's Ordinary shares of NIS 0.04 par value each. The warrants may be exercisable on or after six months from June 13, 2011 for a period of five years thereafter at an exercise price of $2.20 per share.

During 2011 no warrants has been exercises.

As of December 31, 2012 112,500 warrants had been exercised into 112, 500 shares of the Company and additional 55,575 warrants had been converted into 26,533 shares.

GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA [Abstract]
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA
NOTE 13:-	GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA

a.	Business segment, geographical areas and foreign operations:

The Company applies ASC 280, "Segment Reporting". The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business). Total revenues are attributed to geographic areas based on the location of the customers.

b.	Geographical information:

1.	Revenues:

	Year ended December 31,
	2010	2011	2012

Product sales

Israel	$16	$120	$129
Far East (excluding Japan)	1,176	713	701
Europe	6,055	10,370	9,146
North and South America	1,590	1,635	2,442
Africa and Middle East	16	864	2,052
Japan	312	347	833

	9,165	14,049	15,303

Service revenues

Israel	52	54	48
Far East (excluding Japan)	1,848	2,258	2,580
Europe	8,260	10,111	10,790
North and South America	1,236	1,247	1,595
Africa and Middle East	67	103	112
Japan	1,134	851	902

	12,597	14,624	16,027

Total revenues	$21,762	$28,673	$31,330

2.	The following is a summary of long-lived assets within geographic areas based on the assets' locations:

	Year ended December 31,
	2010	2011	2012

UK	$4,074	$4,009	$4,192
Israel	2,131	2,135	2,135
Other	168	194	171

Total Long-lived assets:	$6,373	$6,338	$6,498

c.	Major customers data:

In 2010, 2011 and 2012 the company had no customer who accounted for more than 10% of the total revenues.

BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE
NOTE 14:-	BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2010	2011	2012

Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$(460)	$2,350	$3,843

Effect of dilutive securities:
Interest expenses subject to convertible debentures	*) -	4	-

Net income (loss) used for the computation of diluted net earnings (loss) per share	$(460)	$2,354	$3,843

Weighted average Ordinary shares outstanding	9,389,512	10,207,111	11,403,596

Effect of dilutive securities:

Employees stock options	*) -	206,030	774,914
Warrants	-	3,106	138,992
Convertible debentures	*) -	684,407	-

	*) -	893,543	913,906

Diluted weighted average Ordinary shares outstanding	9,389,512	11,100,654	12,317,502

Basic net earnings (loss) per share	$(0.05)	$0.23	$0.34

Diluted net earnings (loss) per share	$(0.05)	$0.21	$0.31

*)	Anti-dilutive.

FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME (EXPENSE), NET [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 15:-	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2010	2011	2012

Interest income	$12	$16	$3
Interest expenses	(13)	-	-
Exchange rate loss and bank charges *)	-	(182)	(194)
Expenses in respect of convertible debentures, including interest **)	(2,189)	(745)	-

	$(2,190)	$(911)	$(191)

*)	Includes income from forward transactions in the amount of $ 7, $ 0 and $ 0 for the years ended December 31, 2010, 2011 and 2012, respectively.

**)	See also Note 2(j).

RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTION [Abstract]
RELATED PARTY TRANSACTION
NOTE 16:-	RELATED PARTY TRANSACTION

According to the Company's agreement with the chairman of the board, in consideration for his services to the Company worldwide, Mr. Nakar will be entitled to compensation in the amount of US $28.1 plus VAT per month ("the consulting fees").

During 2010, 2011, 2012 the chairman of the board was been entitled to a compensation of $ 284, $ 351 and $ 334, respectively for his services as a board member and for the consulting fees.

Pursuant to a resolution that has been approved at Company's annual general meeting of shareholders on November 29, 2012 the chairman of the board is entitled to receive 4% of the Company's adjusted EBITDA, as defined in the minutes of the Company's board of Directors,  for 2012.

As of December 31, 2012 is the Company recorded $ 160 provision with respect to its chairman of the board in connection to his bonus.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. As applicable to these consolidated financial statements, the most significant estimated and assumptions are employed in estimates used in determining values of intangible assets, stock-based compensation costs, financial instruments with no observable market quotes, as well as in estimates used in applying the revenue recognition policy , allowance for doubtful accounts, income taxes and valuation allowance and contingent liabilities . Actual results could differ from those estimates.

Principles of consolidation
b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profit from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Financial statements in United States dollars
c.	Financial statements in United States dollars:

A substantial portion of the Company's costs is incurred in U.S. dollars ("dollars"). Some of the revenues of the Company are generated in dollars". The majority of the Company's financing is in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Related translation adjustments are recorded as a separate component of accumulated other comprehensive income in changes in shareholders' equity.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Restricted deposits
e.	Restricted deposits:
Restricted cash is primarily invested in short term and long term deposits. For more information refer to Note 10c.
Long-term assets
f.	Long-term assets:
Consist mainly of long-term prepaid expenses for motor vehicle and office leasing.
Property and equipment, net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 10 (mainly 10 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets
h.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the asset (asset group). If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. The loss is allocated to the long-lived assets of the Company on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the Company will not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable.

During 2010, 2011 and 2012, no impairment losses had been identified for property and equipment.

Goodwill and Intangible assets
i.	Goodwill and Intangible assets:

Goodwill is measured as the excess of the cost of an acquired company over the sum of the amounts assigned to tangible and identifiable intangible assets acquired less liabilities assumed. Goodwill is not amortized, but rather reviewed for impairment at least annually at the reporting unit level.  The Company has elected to perform its analysis of goodwill at the end of the fourth quarter of the year, or more frequently if impairment indicators are present. The goodwill impairment test under ASC 350, "Intangible, Goodwill and Other", involves a two-step approach. Under the first step, the Company determines the fair value of each reporting unit to which goodwill has been assigned. The Company operates in one operating segment, and this segment comprises its only reporting unit.

The Company estimates the fair value of the reporting unit by using discounted cash flows and market capitalization. Significant estimates used in the evaluation include estimates of future cash-flows, future short-term and long-term growth rates, and weighted average cost of capital for the reporting unit.

In accordance with ASC 350,  if the fair value of the reporting unit exceeds the carrying value, no impairment loss is recognized. If the carrying value exceeds the fair value, the goodwill of the reporting unit is considered potentially impaired and it is reduced to its implied fair value through an adjustment to the goodwill balance, resulting in an impairment charge. During 2010, 2011 and 2012, no impairment losses were identified.

Intangible assets are comprised of acquired technology, customer relations, brand name, and domain name. Definite-lived intangible assets are amortized using the straight-line method over their estimated useful life. Acquired technology, customer relations, brand name and domain name are amortized on a straight-line basis over a period of 4 to 5 years.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2010, 2011 and 2012, no impairment losses were identified.

Convertible debentures
j.	Convertible debentures:

The Company adopted ASC 825, "Financial Instruments" as of the beginning of 2008 and irrevocably elected to apply the fair value option to its convertible debentures. The primary reasons for electing the fair value option were simplification and cost-benefit considerations as well as expansion of use of fair value measurement consistent with the FASB's long-term measurement objectives for accounting for financial instruments. The fair value of the debentures is determined according to its quoted market price in TASE.

As of December 31, 2012, the Company doesn't have convertible debentures.

Investments in affiliates
k.	Investments in affiliates:

The Company uses the cost method of accounting for its investments in investees over which it does not exercise significant influence. Under the cost method of accounting, investments are carried at cost and are only adjusted for other-than-temporary declines in fair value and distributions of earnings.

The Company's investment in the affiliated company is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable.

The Company holds, through one of its subsidiaries, 23.37% in Asiasoft Hong Kong Ltd ("AS HK"). AS HK is a Hong Kong registered company which sells computer software, peripherals and provides software related services.

In 2009, The Company determined that it is unable to recover the carrying amount of the investments in AS HK and accordingly the Company written off the investment.

During 2010, AS HK signed an agreement to sell its activity to another company for total consideration between $ 1,300 and $ 1,900 which will be determined based on certain conditions as described in the agreement. In December 2010, the Company received an advance in the amount of $ 369. As of December 31, 2012 the Company did not receive additional payment and the sell was not completed. Accordingly, the advance payment is recorded in other account payable.

Until May 2011 the Company also held through ASG 30% in Asiasoft (M) Sdn Bhd ("AS M"), a Malaysian registered company which sells information system products and related services.

In 2009, The Company determined that it is unable to recover the carrying amount of the investments in AS M and accordingly the Company written off the investment.

During May 2011 the Company decided to waive its holding in AS M and transferred its holdings for no proceed to another party. Due to the fact that the investment book value was amounted to $ 0 at the time no gain or loss was recorded in connection with this transaction.

Revenue recognition
l.	Revenue recognition:

The Company derives its revenues mainly from sales of products and services. Product revenues include mainly sales of software Revenues from services include maintenance and technical support, consulting and training.

The Company accounts for software sales in accordance with ASC 985-605, "Software Revenue Recognition ". ASC 985-605 generally requires revenues earned from software arrangements involving multiple elements to be allocated to each element based on the relative fair values of the elements determined by the vendor's specific objective evidence ("VSOE") of fair value. Revenues are allocated under the "residual method" when VSOE of fair value exists for all undelivered elements and VSOE of fair value does not exist for all of the delivered elements, and when all ASC 985-605 criteria for revenue recognition are met.

Revenue from license fees is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable.

Maintenance and support revenue are deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

Arrangements that include professional services is evaluated to determine whether those services are essential to the functionality of other elements of the arrangement.

The VSOE of fair value of the undelivered elements (maintenance and support) included in multiple element arrangements is determined based on the price charged for the undelivered element when sold separately or renewed.

For non-typical hardware sales, included in software arrangements, in 2011, the Company adopted, on a prospective basis, the Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2009-13, Topic 605 - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13").  ASU 2009-13 changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. The adoption did not have a significant impact on the Company's net revenues for the year ended December 31, 2011, than the net revenues that would have been recorded under the previous accounting rules.

Amounts recognized as revenue in advance of contractual billing are recorded as unbilled receivables.

Deferred revenues represent unearned amounts received under technical support and maintenance arrangements that are paid by customers and not yet recognized as revenues.

The Company generally does not grant a right of return to its customers.

Research and development costs
m.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20 requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working model and the point at which the products are ready for general releases were insignificant. Therefore, all research and development costs have been expensed.

Royalty and non-royalty bearing grants
n.	Royalty and non-royalty bearing grants:

Royalty-bearing grants from the Government of Israel for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a reduction in research and development costs.

Grants are only recognized once there is reasonable assurance that the Company will comply with conditions attached to the grant and the grant will be received. Such grants are recorded as a reduction on related research and development costs since, when received, those are not probable to be repaid.

Accounting for share-based compensation
o.	Accounting for share-based compensation:

At December 31, 2012, the Company has one stock-based employee compensation plan, which is described more in Note 12.

The Company accounts for equity-based compensation in accordance with FASB ASC No. 718, "Stock Compensation" ("ASC 718").  ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of Comprehensive income.

The Company recognizes compensation expenses for the value of its awards (that carry no market or performance conditions), which have graded vesting based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Monte-Carlo option-pricing model. The Monte-Carlo Simulation for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. The expected life of employee stock options is a derived output of this assumption from the Monte-Carlo Simulation.

Expected volatility is based upon actual historical stock price movements over the most recent periods. Expected volatility is calculated as of the grant dates for different periods, since the Monte-Carlo Simulation is used for different expected volatilities for different periods.

The Company has historically not paid dividends. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term and calculated for different periods that are in line with the expected volatility periods.

The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:

	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0.08%	0%
Expected volatility	70.82%	67.8%-68.13%	64.1%
Risk-free interest rate	2.4%	1.89%-1.97%	1%
Contractual term of up to	9 years	10 years	10 years
Suboptimal exercise multiple- employees	2.30	1.62	1.62
Suboptimal exercise multiple- management	2.59	2.35	-

During the years ended December 31, 2010, 2011 and 2012, the Company recognized share-based compensation expense related to employee stock options in the amount of $ 141, $ 214 and $ 346, respectively, as follows:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$-	$-	$64
Research and development, net	-	6	23
Selling and marketing	-	28	57
General and administrative	141	180	202

Total share-based compensation expense	$141	$214	$346

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. Accordingly, the Company uses Geometric Brownian Motion Model valuation in a Monte Carlo simulations measure the fair value of the options and warrants at the measurement date as defined in ASC 505-50.

Basic and diluted net earnings (loss) per share
p.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus the dilutive potential of Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

Part of the outstanding stock options has been excluded from the calculation of the diluted net earnings (loss) per share because such securities are anti-dilutive for 2010, 2011 and 2012. The weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss)   per share was, 1,721,505, 246,662 and 19,500 for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes
q.	Income taxes:

The Company account for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC No. 740 "Income Taxes". This accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements, under which a Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Concentrations of credit risk
r.	Concentrations of credit risk:

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents and trade receivables.

The Company's cash, cash equivalents and restricted deposits are invested primarily in deposits with major banks worldwide; however, such cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, low credit risk exists with respect to these investments.

Trade receivables of the Company are derived from sales to customers located primarily in the U.S., Europe, Japan, and the Far East. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

Severance pay
s.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2010, 2011 and 2012 amounted to approximately $ 147, $ 229 and $ 167, respectively.

Fair value of financial instruments
t.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables and other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

As a basis for considering such assumptions, ASC 820, "Fair Value Measurements and Disclosures" establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -
Observable inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data

Level 3 -
Unobservable inputs which are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Comprehensive income
u.	Comprehensive income:

The Company accounts for comprehensive income (loss) in accordance with ASC 220 "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its item of comprehensive income (loss) relate to foreign currency translation adjustments.

The Company presents total comprehensive income (loss) in accordance with ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05") and ("ASU") No. 2011-12, Topic 220 - Comprehensive Income ("ASU 2011-12"). ASU 2011-05 requires an entity to present, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Company chose to present the components of net income and other comprehensive income in a single continuous statement of comprehensive income.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Net, Useful Lives
Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 10 (mainly 10 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Assumptions Used to Value Stock Options
	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0.08%	0%
Expected volatility	70.82%	67.8%-68.13%	64.1%
Risk-free interest rate	2.4%	1.89%-1.97%	1%
Contractual term of up to	9 years	10 years	10 years
Suboptimal exercise multiple- employees	2.30	1.62	1.62
Suboptimal exercise multiple- management	2.59	2.35	-

Schedule of Share-based Compensation Expenses
	Year ended December 31,
	2010	2011	2012

Cost of revenues	$-	$-	$64
Research and development, net	-	6	23
Selling and marketing	-	28	57
General and administrative	141	180	202

Total share-based compensation expense	$141	$214	$346

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2011	2012

Government authorities	$57	$134
Prepaid expenses	371	438
Rent and motor leasing deposits	74	71
Others	135	94

	$637	$737

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2011	2012

Cost:

Computers and peripheral equipment	$1,857	$1,456
Office furniture and equipment	1,031	1,041
Leasehold improvements	146	92

	3,034	2,589
Accumulated depreciation:

Computers and peripheral equipment	1,653	1,316
Office furniture and equipment	783	820
Leasehold improvement	113	76

	2,549	2,212

Depreciated cost	$485	$377

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
Customer relations

Balances as of January 1, 2011	$55

Amortization during the year 2011	(46)
Foreign currency translation adjustments	2

Balances as of December 31, 2011	11

Amortization during the year 2012	(11)

Balances as of December 31, 2012	$-

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
Balance as of January 1, 2011	$5,870

Foreign currency translation adjustments	(28)

Balance as of December 31, 2011	5,842

Foreign currency translation adjustments	279

Balance as of December 31, 2012	$6,121

ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
Schedule of Accrued Expenses and Other Accounts Payable
	December 31,
	2011	2012

Employees and payroll accruals	$253	$342
Government authorities	640	303
Accrued vacation pay	147	169
Advance on account of sale of an affiliate	369	369
Accrued expenses	1,071	1,418
Other	-	149

	$2,480	$2,750

COMMITMENTS, CONTINGENCIES AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES AND CHARGES [Abstract]
Schedule Of Future Minimum Rental Payments
2013	$975
2014	639
2015	452
2016	236

Total	$2,302

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Income (Loss) from Continuing Operations Before Income Tax
	Year ended December 31,
	2010	2011	2012

Domestic	$(1,055)	$1,223	$1,670
Foreign	619	1,252	1,051

	$(436)	$2,475	$2,721

Schedule of Taxes on Income
	Year ended December 31,
	2010	2011	2012

Current taxes	$(24)	$(125)	$(101)
Deferred taxes	-	-	1,223

	$(24)	$(125)	$1,122

Domestic	$-	$-	$1,223
Foreign	(24)	(125)	(101)

	$(24)	$(125)	$1,122

Schedule of Deferred Tax Assets
	December 31,
	2011	2012

Carryforward losses (1)	$3,637	$3,891
Intangible assets	66	31
Research and development expenses	168	124
Accrued severance pay	29	28
Accrued vacation pay	15	38

Net deferred tax assets before valuation allowance	3,915	4,112
Valuation allowance	(3,915)	(2,889)

Net deferred tax assets	$-	$1,223

(1)	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010 and 2011).

	December 31,
	2011	2012
Domestic:
Current deferred tax asset, net	$-	$785
Non-current deferred tax asset, net	-	438

	$-	$1,223

Reconciliation of Income Tax Expense
	Year ended December 31,
	2010	2011	2012

Income (loss) before taxes, as reported in the consolidated statements of operations	$(436)	$2,475	$2,721

Statutory tax rate	25%	24%	25%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(109)	$594	$680
Income tax at rate other than the Israeli statutory tax rate	14	29	4
Tax advances and non-deductible expenses including equity based compensation expenses	699	278	349
Deferred taxes on losses and other differences	-	-	(1,223)
Difference between financial statements measurement of income and tax basis	(183)	(165)	(347)
Utilization of operating losses carry forward from prior years for which deferred taxes were not created	(433)	(625)	(636)
Taxes in respect to prior years	36	14	43
Other individually immaterial income tax item	-	-	8

Actual tax expense (benefit)	$24	$125	$(1,122)

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Year ended December 31, 2012
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	1,689,480	$1.80	8.26	-
Granted	15,000	$4.27	-	-
Exercised	(382,833)	$1.41	-	-
Forfeited	(30,806)	$2.28	-	-

Outstanding at the end of the year	1,290,841	$1.93	7.86	$1,930

Exercisable at the end of the year	985,494	$1.82	7.50	$1,582

Vested and expected to vest at end of year	985,494	$1.82	7.50	$1,582

Schedule of Stock Options, by Exercise Price Range
	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2012	life (years)	price	2012	exercisable

$ 1.30	405,305	5.45	$1.30	405,305	$1.30
$ 2.11 - $ 2.25	864,036	8.99	$2.18	568,689	$2.15
$ 2.64 - $ 4.27	21,500	7.78	$4.03	11,500	$3.82

	1,290,841	7.86	$1.93	985,494	$1.82

GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA [Abstract]
Schedule of Revenues by Geographic Area and Major Customer
	Year ended December 31,
	2010	2011	2012

Product sales

Israel	$16	$120	$129
Far East (excluding Japan)	1,176	713	701
Europe	6,055	10,370	9,146
North and South America	1,590	1,635	2,442
Africa and Middle East	16	864	2,052
Japan	312	347	833

	9,165	14,049	15,303

Service revenues

Israel	52	54	48
Far East (excluding Japan)	1,848	2,258	2,580
Europe	8,260	10,111	10,790
North and South America	1,236	1,247	1,595
Africa and Middle East	67	103	112
Japan	1,134	851	902

	12,597	14,624	16,027

Total revenues	$21,762	$28,673	$31,330

Schedule of Long-Lived Assets within Geographic Areas
	Year ended December 31,
	2010	2011	2012

UK	$4,074	$4,009	$4,192
Israel	2,131	2,135	2,135
Other	168	194	171

Total Long-lived assets:	$6,373	$6,338	$6,498

BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
Schedule of Calculated Earnings per Share
	Year ended December 31,
	2010	2011	2012

Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$(460)	$2,350	$3,843

Effect of dilutive securities:
Interest expenses subject to convertible debentures	*) -	4	-

Net income (loss) used for the computation of diluted net earnings (loss) per share	$(460)	$2,354	$3,843

Weighted average Ordinary shares outstanding	9,389,512	10,207,111	11,403,596

Effect of dilutive securities:

Employees stock options	*) -	206,030	774,914
Warrants	-	3,106	138,992
Convertible debentures	*) -	684,407	-

	*) -	893,543	913,906

Diluted weighted average Ordinary shares outstanding	9,389,512	11,100,654	12,317,502

Basic net earnings (loss) per share	$(0.05)	$0.23	$0.34

Diluted net earnings (loss) per share	$(0.05)	$0.21	$0.31

*)	Anti-dilutive.

FINANCIAL INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INCOME (EXPENSE), NET [Abstract]
Schedule of Income/(Expense), Net
	Year ended December 31,
	2010	2011	2012

Interest income	$12	$16	$3
Interest expenses	(13)	-	-
Exchange rate loss and bank charges *)	-	(182)	(194)
Expenses in respect of convertible debentures, including interest **)	(2,189)	(745)	-

	$(2,190)	$(911)	$(191)

*)	Includes income from forward transactions in the amount of $ 7, $ 0 and $ 0 for the years ended December 31, 2010, 2011 and 2012, respectively.

**)	See also Note 2(j).

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted net earnings (loss) per share:
Weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss) per share	19,500	246,662	1,721,505
Severance pay:
Severance expenses	$ 167	$ 229	$ 147
Minimum [Member]
Goodwill and Intangible assets:
Amortization period	4 years
Maximum [Member]
Goodwill and Intangible assets:
Amortization period	5 years
Asiasoft Hong Kong Ltd [Member]
Investments in affiliates:
Ownership interest in affiliate	23.37%
Cash received from sale of affiliate			369
Investment in affiliate	0
Asiasoft Hong Kong Ltd [Member] | Minimum [Member]
Investments in affiliates:
Total consideration in sale agreement			1,300
Asiasoft Hong Kong Ltd [Member] | Maximum [Member]
Investments in affiliates:
Total consideration in sale agreement			$ 1,900
Asiasoft Sdn Bhd [Member]
Investments in affiliates:
Ownership interest in affiliate			30.00%

SIGNIFICANT ACCOUNTING POLICIES (Property and Equipment, Net) (Details)	12 Months Ended
Dec. 31, 2012
Computers and Peripheral Equipment [Member]
Property and equipment, net:
Years	3 years
Office Furniture and Equipment [Member]
Property and equipment, net:
Years	10 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property and equipment, net:
Years	7 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property and equipment, net:
Years	10 years

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Assumptions Used to Value Stock Options) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Dividend yield	0.00%	0.08%	0.00%
Expected volatility	64.10%		70.82%
Expected volatility, minimum		67.80%
Expected volatility, maximum		68.13%
Risk-free interest rate	1.00%		2.40%
Risk-free interest rate, minimum		1.89%
Risk-free interest rate, maximum		1.97%
Contractual term of up to	10 years	10 years	9 years
Employees [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple	1.62	1.62	2.3
Management [Member]
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:
Suboptimal exercise multiple		2.35	2.59

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation expense related to employee stock options:
Share-based compensation expense	$ 346	$ 214	$ 141
Cost of Revenues [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	64
Research and Development, Net [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	23	6
Selling and Marketing [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	57	28
General and Administrative [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	$ 202	$ 180	$ 141

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 134	$ 57
Prepaid expenses	438	371
Rent and motor leasing deposits	71	74
Others	94	135
Total other accounts receivable and prepaid expenses	$ 737	$ 637

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 2,589	$ 3,034
Accumulated depreciation	2,212	2,549
Depreciated cost	377	485
Depreciation expenses	229	207	215
Reduction of cost and accumulated depreciation of fully depreciated equipment no longer in use	(578)	0
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,456	1,857
Accumulated depreciation	1,316	1,653
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,041	1,031
Accumulated depreciation	820	783
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	92	146
Accumulated depreciation	$ 76	$ 113

INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Identifiable intangible assets:
Beginning balance	$ 11	$ 55
Amortization during the year	(11)	(46)	(44)
Foreign currency translation adjustments		2
Ending balance		$ 11	$ 55

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning balance	$ 5,842	$ 5,870
Foreign currency translation adjustments	279	(28)
Ending balance	$ 6,121	$ 5,842

ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
Employees and payroll accruals	$ 342	$ 253
Government authorities	303	640
Accrued vacation pay	169	147
Advance on account of sale of an affiliate	369	369
Accrued expenses	1,418	1,071
Other	149
Total accrued expenses and other accounts payable	$ 2,750	$ 2,480

CONVERTIBLE DEBENTURES (Details) (Convertible Debt [Member]) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended			12 Months Ended														1 Months Ended
	Oct. 02, 2011 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2011 ILS	Dec. 31, 2006 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 ILS	Aug. 31, 2011 USD ($)	Aug. 31, 2011 ILS	Aug. 01, 2011 USD ($)	Aug. 01, 2011 ILS	Dec. 31, 2009 USD ($)	Dec. 31, 2009 ILS	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS	Dec. 31, 2006 USD ($)	Dec. 31, 2006 Interest Payment [Member]
Convertible debentures:
Principle of debt issued																		$ 14,780
Discount on debt				4.00%
Units issued				112,500
Par value of units issued				528
Spread over LIBOR																		(0.30%)
Date of first required payment				Dec 31, 2009															Jun 30, 2007
Conversion price of debt				20.3
Stock price triggering mandatory redemption				25.5
Earliest conversion date				Oct 1, 2009
Financial expenses related to convertible debt					0	741	2,119
Principle amount repurchased									3,786	4,280	13,182		2,045	1,970	7,436	2,650	10,076
Fair value amount of debt instrument that was repurchased.	1,020							3,786						852		1,376
Repayments of convertible debentures		925	3,169
Unpaid principal balance		$ 5,567	19,013									$ 4,969	16,968
Percentage of notes repaid	100.00%

COMMITMENTS, CONTINGENCIES AND CHARGES (Commitments, Charges, and Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Israeli Bank [Member]
Line of credit:
Amount of revolving line of credit	$ 600
Spread over LIBOR	4.00%
LIBOR rate	0.17%	0.15%
Bank, to Secure Lease Agreements [Member]
Line of credit:
Amount of guarantee by bank	216
Bank, Provided to Certain Customers and Vendors [Member]
Line of credit:
Amount of guarantee by bank	409
Royalty Commitment with Israeli Government [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalty as a percentage of grants received	100.00%
Outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued	$ 183	80
Royalty Commitment with Israeli Government [Member] | Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Royalty Commitment with Israeli Government [Member] | Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.50%

COMMITMENTS, CONTINGENCIES AND CHARGES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum lease payments under operating leases for its motor vehicles and facilities:
2013	$ 975
2014	639
2015	452
2016	236
Total	2,302
Rental expenses for motor vehicles and facility rental expenses	$ 1,167	$ 1,060	$ 958

TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TAXES ON INCOME [Abstract]
Tax income (expenses) (Note 11)	$ (1,122)		$ 125		$ 24
Valuation allowance	2,889		3,915
Operating Loss Carryforwards [Line Items]
Deferred tax asset, carryforward tax business losses	3,891	[1]	3,637	[1]
Domestic Country [Member] | Top Image Systems Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	4,007
Capital loss carryforwards	1,890
Deferred tax asset, carryforward tax business losses	1,002
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	9,933
Singapore Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	3,550
Japan Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	2,544
UK Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	863
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss carryforwards	$ 2,976
Years losses can be carried forward	2 to 9 years

[1]	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010 and 2011).

TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations before taxes on income:
Domestic	$ 1,670	$ 1,223	$ (1,055)
Foreign	1,051	1,252	619
Income (loss) before taxes on income	$ 2,721	$ 2,475	$ (436)

TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes:
Current taxes	$ (101)	$ (125)	$ (24)
Deferred taxes	1,223
Total	1,122	(125)	(24)
Domestic	1,223
Foreign	$ (101)	$ (125)	$ (24)

TAXES ON INCOME (Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred taxes:
Carryforward losses	$ 3,891	[1]	$ 3,637	[1]
Intangible assets	31		66
Research and development expenses	124		168
Accrued severance pay	28		29
Accrued vacation pay	38		15
Net deferred tax assets before valuation allowance	4,112		3,915
Valuation allowance	(2,889)		(3,915)
Net deferred tax assets	1,223
Current deferred tax asset, net	785
Non-current deferred tax asset, net	$ 438

[1]	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010 and 2011).

TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of operations	$ 2,721	$ 2,475	$ (436)
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax benefits on the above amount at the Israeli statutory tax rate	680	594	(109)
Income tax at rate other than the Israeli statutory tax rate	4	29	14
Tax advances and non-deductible expenses including equity based compensation expenses	349	278	699
Deferred taxes on losses and other differences	(1,223)
Difference between financial statements measurement of income and tax basis	(347)	(165)	(183)
Utilization of operating losses carry forward from prior years for which deferred taxes were not created	(636)	(625)	(433)
Taxes in respect to prior years	43	14	36
Other individually immaterial income tax item	8
Taxes on income, net, as reported in the statements of operations	$ (1,122)	$ 125	$ 24

SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2006	May 31, 2004	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)		Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Jun. 06, 2011 Private Placement Warrants [Member]	Dec. 31, 2012 Private Placement Warrants [Member]	Jun. 06, 2011 Ordinary shares [Member] USD ($)	Dec. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member] USD ($)		Dec. 31, 2012 Warrant [Member]	Feb. 28, 2010 Consultant [Member]	Dec. 31, 2012 Consultant [Member] USD ($)	Dec. 14, 2011 Options to Employees and Management [Member] USD ($)	Jun. 21, 2011 Options to Employees and Management [Member] USD ($)
Stock Compensation:
Additional options authorized	700,000	650,000
Options outstanding			1,290,841				1,689,480
Minimum exercise price			$ 1.3
Maximum exercise price			$ 4.27
Options available for future grant			53,182
Options granted			15,000														402,000	140,000
Vesting period																	3 years	2 years
Exercise price																	$ 2.25	$ 2.2
Exercisable at the end of the year			985,494
Unrecognized compensation costs related to non-vested share-based compensation arrangements			$ 303
Weighted average grant date fair values of options granted			$ 1.85	$ 1.17
Share-based compensation with consultants:
Shares issued for services															75,000	250,000
Compensation expenses																813
Private placement transaction:
Issuance of Ordinary shares and Warrants, net (Note 12f), shares										1,425,000		1,425,000	[1]
Ordinary shares, par value per share						0.04	0.04
Issuance of Ordinary shares and Warrants, net (Note 12f)				2,497	[1]					2,497		17	[1]
Share price										$ 2
Issuance costs associated with issuance of Ordinary shares and Warrants				$ 353						$ 353
Number of shares covered by warrants								441,750
Term of warrants								5 years
Date from which warrants can be exercised								Jun 13, 2011
Exercise price of warrants								2.2
Warrants exercised									112,500
Conversion of warrants into shares											26,533			(55,575)

[1]	Net of issuance expenses in the amount of $ 353

SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding at the beginning of the year	1,689,480
Granted	15,000
Exercised	(382,833)
Forfeited	(30,806)
Outstanding at the end of the year	1,290,841	1,689,480
Exercisable at the end of the year	985,494
Vested and expected to vest at end of year	985,494
Weighted average exercise price
Outstanding at the beginning of the year	$ 1.8
Granted	$ 4.27
Exercised	$ 1.41
Forfeited	$ 2.28
Outstanding at the end of the year	$ 1.93	$ 1.8
Exercisable at the end of the year	$ 1.82
Vested and expected to vest at end of year	$ 1.82
Weighted average remaining contractual life (years)
Outstanding at the end of the year	7 years 10 months 10 days	8 years 3 months 4 days
Exercisable at the end of the year	7 years 6 months
Vested and expected to vest at end of year	7 years 6 months
Aggregate intrinsic value
Outstanding at the end of the year	$ 1,930
Exercisable at the end of the year	1,582
Vested and expected to vest at end of year	$ 1,582

SHAREHOLDERS' EQUITY (Schedule of Information about Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 1.3
Maximum exercise price	$ 4.27
Options Outstanding as of December 31, 2012	1,290,841
Weighted average remaining contractual life (years)	7 years 10 months 10 days
Weighted average exercise price	$ 1.93
Options exercisable as of December 31, 2012	985,494
Weighted average exercise price of options exercisable	$ 1.82
$ 1.30 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 1.3
Maximum exercise price	$ 1.3
Options Outstanding as of December 31, 2012	405,305
Weighted average remaining contractual life (years)	5 years 5 months 12 days
Weighted average exercise price	$ 1.3
Options exercisable as of December 31, 2012	405,305
Weighted average exercise price of options exercisable	$ 1.3
$ 2.11 - $ 2.25 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 2.11
Maximum exercise price	$ 2.25
Options Outstanding as of December 31, 2012	864,036
Weighted average remaining contractual life (years)	8 years 11 months 27 days
Weighted average exercise price	$ 2.18
Options exercisable as of December 31, 2012	568,689
Weighted average exercise price of options exercisable	$ 2.15
$ 2.64 - $ 3.84 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 2.64
Maximum exercise price	$ 4.27
Options Outstanding as of December 31, 2012	21,500
Weighted average remaining contractual life (years)	7 years 9 months 11 days
Weighted average exercise price	$ 4.03
Options exercisable as of December 31, 2012	11,500
Weighted average exercise price of options exercisable	$ 3.82

GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues by geographic areas:
Products	$ 15,303	$ 14,049	$ 9,165
Services	16,027	14,624	12,597
Total revenues	31,330	28,673	21,762
Israel [Member]
Revenues by geographic areas:
Products	129	120	16
Services	48	54	52
Far East (Excluding Japan) [Member]
Revenues by geographic areas:
Products	701	713	1,176
Services	2,580	2,258	1,848
Europe [Member]
Revenues by geographic areas:
Products	9,146	10,370	6,055
Services	10,790	10,111	8,260
North and South America [Member]
Revenues by geographic areas:
Products	2,442	1,635	1,590
Services	1,595	1,247	1,236
Africa [Member]
Revenues by geographic areas:
Products	2,052	864	16
Services	112	103	67
Japan [Member]
Revenues by geographic areas:
Products	833	347	312
Services	$ 902	$ 851	$ 1,134

GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Schedule of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets:
Long-lived assets:	$ 6,498	$ 6,338	$ 6,373
UK [Member]
Long-lived assets:
Long-lived assets:	4,192	4,009	4,074
Israel [Member]
Long-lived assets:
Long-lived assets:	2,135	2,135	2,131
Other [Member]
Long-lived assets:
Long-lived assets:	$ 171	$ 194	$ 168

BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The following table sets forth the computation of basic and diluted net earnings (loss) per share:
Numerator for basic net earnings (loss) per share - net income (loss) available to shareholders	$ 3,843	$ 2,350	$ (460)
Interest expenses subject to convertible debentures		4		[1]
Net income (loss) used for the computation of diluted net earnings (loss) per share	$ 3,843	$ 2,354	$ (460)
Weighted average Ordinary shares outstanding	11,403,596	10,207,111	9,389,512
Effect of dilutive securities:
Employees stock options	774,914	206,030		[1]
Warrants	138,992	3,106
Convertible debentures		684,407		[1]
Total effect of dilutive securities	913,906	893,543		[1]
Diluted weighted average Ordinary shares outstanding	12,317,502	11,100,654	9,389,512
Basic net earnings (loss) per share	$ 0.34	$ 0.23	$ (0.05)
Diluted net earnings (loss) per share	$ 0.31	$ 0.21	$ (0.05)

[1]	Anti-dilutive.

FINANCIAL INCOME (EXPENSE), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
FINANCIAL INCOME (EXPENSE), NET [Abstract]
Interest income	$ 3		$ 16		$ 12
Interest expenses					(13)
Exchange rate loss and bank charges	(194)	[1]	(182)	[1]		[1]
Expenses in respect of convertible debentures, including interest		[2]	(745)	[2]	(2,189)	[2]
Financial income (expense), net	(191)		(911)		(2,190)
Income (expense) from forward transactions	$ 0		$ 0		$ 7

[1]	Includes income from forward transactions in the amount of $ 7, $ 0 and $ 0 for the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	See also Note 2(j).

RELATED PARTY TRANSACTION (Details) (Board of Directors Chairman [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Maximum average monthly gross compensation fee	$ 28,100
Compensation	334,000	351,000	284,000
Amount of bonus	$ 160,000
Percent of EBITDA entitlement	4.00%